RATE-REGULATED BUSINESSES	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
RATE-REGULATED BUSINESSES	RATE-REGULATED BUSINESSES
TC Energy's businesses that apply RRA currently include almost all of the Canadian, U.S. and Mexico natural gas pipelines and certain U.S. natural gas storage operations. Rate-regulated businesses account for and report assets and liabilities consistent with the resulting economic impact of the regulators' established rates, provided the rates are designed to recover the costs of providing the regulated service and the competitive environment makes it probable that such rates can be charged and collected. Certain revenues and expenses subject to utility regulation or rate determination that would otherwise be reflected in the statement of income are deferred on the balance sheet and are expected to be recovered from or refunded to customers in future service rates.
Canadian Regulated Operations
The majority of TC Energy's Canadian natural gas pipelines are regulated by the CER under the Canadian Energy Regulator Act (CER Act). The Impact Assessment Agency continues to assess designated projects under the CER Act.
The CER regulates the construction and operation of facilities and the terms and conditions of services, including rates, for the Company's Canadian regulated natural gas transmission systems under federal jurisdiction.
TC Energy's Canadian natural gas transmission services are supplied under natural gas transportation tariffs that provide for cost recovery, including return of and on capital as approved by the CER. Rates charged for these services are typically set through a process that involves filing an application with the regulator wherein forecasted operating costs, including a return of and on capital, determine the revenue requirement for the upcoming year or multiple years. To the extent actual costs and revenues are more or less than forecasted costs and revenues, the regulators generally allow the difference to be deferred to a future period and recovered or refunded in rates at that time. Differences between actual and forecasted costs that the regulator does not allow to be deferred are included in the determination of net income in the year they occur. The Company's most significant regulated Canadian natural gas pipelines, based on total operated pipe length, are described below.
NGTL System
The NGTL System currently operates under the terms of the 2020-2024 Revenue Requirement Settlement which includes an ROE of 10.1 per cent on 40 per cent deemed common equity. This settlement provides the NGTL System the opportunity to increase depreciation rates if tolls fall below specified levels and an incentive mechanism for certain operating costs where variances from projected amounts are shared between the NGTL System and its customers.
Canadian Mainline
The Canadian Mainline currently operates under the terms of the 2015-2030 Tolls Application approved in 2014 (the 2014 Decision). The terms in the 2015-2020 six-year settlement of the 2014 Decision, which ended December 31, 2020, included an ROE of 10.1 per cent on 40 per cent deemed common equity, an incentive mechanism that had both upside and downside risk and a $20 million after-tax annual TC Energy contribution to reduce the revenue requirement. Toll stabilization was achieved through the use of deferral accounts, namely the bridging amortization account and the long-term adjustment account (LTAA), to capture the surplus or shortfall between the Company's revenues and cost of service for each year over the 2015-2020 six-year fixed-toll term of the 2014 Decision. The 2014 Decision also directed TC Energy to file an application to review tolls for the 2018-2020 period. In December 2018, a decision was received on the 2018-2020 Tolls Review which included an accelerated amortization of the December 31, 2017 LTAA balance and an increase to the composite depreciation rate from 3.2 per cent to 3.9 per cent.
In April 2020, the CER approved the six-year unanimous negotiated settlement (2021-2026 Mainline Settlement) effective January 1, 2021. Similar to the previous settlement, the 2021-2026 Mainline Settlement maintains a base equity return of 10.1 per cent on 40 per cent deemed common equity and includes an incentive to either achieve cost efficiencies and/or increase revenues on the pipeline with a beneficial sharing mechanism to both the shippers and TC Energy. An estimate of the remaining LTAA balance at the end of 2020 was included as an adjustment in the calculation of Mainline fixed tolls and amortized over the settlement term. Similar to the LTAA, the short-term adjustment accounts (STAA) captures the surplus or shortfall between system revenues and cost of service each year under the 2021-2026 Mainline Settlement and the Company will commence amortization over the remaining settlement term when predetermined thresholds per the settlement agreement are met.
U.S. Regulated Operations
TC Energy's U.S. regulated natural gas pipelines operate under the provisions of the Natural Gas Act (NGA) of 1938, the Natural Gas Policy Act of 1978 and the Energy Policy Act of 2005, and are subject to the jurisdiction of FERC. The NGA grants FERC authority over the construction, acquisition and operation of pipelines and related facilities, including the regulation of tariffs which incorporates maximum and minimum rates for services and allows U.S. regulated natural gas pipelines to discount or negotiate rates on a non-discriminatory basis. The Company's most significant regulated U.S. natural gas pipelines, based on effective ownership and total operated pipe length, are described below.
Columbia Gas
Columbia Gas' natural gas transportation and storage services are provided under a tariff at rates subject to FERC approval. Columbia Gas reached a settlement with its customers effective February 2021 and received FERC approval on
February 25, 2022. As part of the settlement, there is a moratorium on any further rate changes until April 1, 2025.
Columbia Gas must file for new rates with an effective date no later than April 1, 2026. Previously accrued rate refund liabilities were refunded to customers, including interest, in second quarter 2022.
Additionally, Columbia Gas maintains a FERC-approved modernization program allowing for the cost recovery and return on additional investment up to US$1.2 billion over a four-year period through 2024 to modernize the Columbia Gas system, thereby improving system integrity and enhancing service reliability and flexibility.
ANR Pipeline
ANR Pipeline operated under rates established through a 2016 FERC-approved rate settlement until July 31, 2022. To meet terms of the 2016 settlement, on January 28, 2022, ANR Pipeline filed a Section 4 Rate Case with FERC requesting an increase to maximum transportation rates. On December 14, 2022 ANR Pipeline filed a Stipulation and Agreement of Settlement (ANR Settlement) with FERC. The ANR Settlement reflects the agreement of ANR Pipeline and its shippers and FERC staff to resolve all outstanding issues pertaining to the original rate case filing on January 28, 2022. The ANR Settlement was uncontested and is currently awaiting final FERC approval which is expected in early 2023.
Columbia Gulf
Columbia Gulf reached a rate settlement with its customers, which was approved by FERC in December 2019, increasing Columbia Gulf’s recourse rates which took effect on August 1, 2020. This settlement established a rate case and tariff filing moratorium, which expired on August 1, 2022, and Columbia Gulf is required to file a general rate case under Section 4 of the NGA no later than January 31, 2027, with new rates to be effective August 1, 2027.
Great Lakes
Great Lakes operates under a settlement approved by FERC in February 2018 which does not include a moratorium; however, Great Lakes was required to file for new rates no later than March 31, 2022.
On March 18, 2022, Great Lakes filed a rate settlement (2022 Great Lakes Settlement) with FERC that satisfies the obligations from the 2017 settlement that Great Lakes file for rates to become effective no later than October 1, 2022. The 2022 Great Lakes Settlement, approved by FERC on April 26, 2022, maintains Great Lakes' existing maximum transportation rates through October 31, 2025. The 2022 Great Lakes Settlement contains a moratorium until October 31, 2025. Great Lakes will be required to file for new rates no later than April 30, 2025, with such new rates effective no later than November 1, 2025.
Tuscarora
Tuscarora operates under rates established as part of the FERC-approved rate settlement effective August 1, 2019. Under the terms of this settlement, Tuscarora is required to file for new rates to be effective no later than February 1, 2023. Tuscarora filed a general NGA Section 4 Rate Case with FERC on July 29, 2022, requesting an increase to its maximum rates effective February 1, 2023, subject to refund.
Mexico Regulated Operations
TC Energy's Mexico natural gas pipelines are regulated by CRE and operate in accordance with CRE-approved tariffs. The rates in effect on TC Energy's Mexico natural gas pipelines are in compliance with CRE economic regulations that provide for cost recovery, including a return of and on invested capital.
Regulatory Assets and Liabilities

at December 31	2022	2021	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	1,817	1,509	n/a
Pensions and other post-retirement benefits[1,2]	28	203	n/a
Foreign exchange on long-term debt[1,3]	19	3	1-7
Operating and debt-service regulatory assets[4]	2	1	1
Other	111	104	n/a
	1,977	1,820
Less: Current portion included in Other current assets (Note 8)	67	53
	1,910	1,767
Regulatory Liabilities
Pipeline abandonment trust balances[5]	2,014	2,086	n/a
Deferred income taxes – U.S. Tax Reform[6]	1,197	1,141	n/a
Canadian Mainline bridging amortization account[7]	429	483	8
Cost of removal[8]	337	254	n/a
Canadian Mainline short-term adjustment and toll-stabilization accounts[7,9]	284	60	n/a
Canadian Mainline long-term adjustment account[7,10]	149	186	4
Deferred income taxes[1]	181	139	n/a
Operating and debt-service regulatory liabilities[4]	50	32	1
ANR post-employment and retirement benefits other than pension[11]	43	40	n/a
Pensions and other post-retirement benefits[2]	10	13	n/a
Other	99	66	n/a
	4,793	4,500
Less: Current portion included in Accounts payable and other (Note 17)	273	200
	4,520	4,300
1These regulatory assets and liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.
2These balances represent the regulatory offset to pension plan and other post-retirement benefit obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.
3Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.
4Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of rates in the following year.
5This balance represents the amounts collected in tolls from shippers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
6The U.S. corporate income tax rate was reduced from 35 per cent to 21 per cent in 2017 as a result of H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform). This U.S. regulated operations balance, where applicable, represents established regulatory liabilities driven by 2018 FERC prescribed changes related to U.S. Tax Reform being amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities.
7These regulatory accounts are used to capture revenue and cost variances plus toll-stabilization adjustments during the 2015-2030 settlement term.
8This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.
9Under the terms of the 2021-2026 Mainline Settlement, the STAA account will commence amortization when predetermined thresholds are met, over the term outlined per the settlement agreement.
10Under the terms of the 2021-2026 Mainline Settlement, $223 million is amortized over the six-year settlement term.
11This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, the $43 million (US$32 million) balance at December 31, 2022 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.